Prepaid Expenses And Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	As of June 30, 2024 (Unaudited)	As of December 31, 2023
Prepaid clinical trials	$1,494	$3,192
Deferred recapitalization costs	656	—
Other receivables	2,045	273
Prepaid other	968	425

Total prepaid expenses	$5,163	$3,890